Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of income tax (benefit) expense

	For the year ended
	December 31,
	2020	2021	2022
Current income tax expenses	—	—	—
Deferred income tax benefit	(1,032)	—	(5,451)
Total	(1,032)	—	(5,451)

Schedule of reconciliation of the differences between the statutory income tax rate

	For the year ended
	December 31,
	2020	2021	2022
			(As restated)
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences*	—	2.6	(12.1)
Change in valuation allowance	(25.0)	(18.0)	(10.1)
Effect of preferential tax rate	—	(8.2)	(1.5)
Effect of different tax rates in other jurisdictions (offshore entities)	—	(1.4)	(1.3)
Change in impairment of intangible assets	—	—	(3.2)
Others	(0.6)	—	—
Effective income tax rate	(0.6)	—	(3.2)

*Permanent differences are mainly due to non-deductible impairment charges.

Schedule of temporary differences to the deferred tax assets and liabilities

	December 31, 2021	December 31, 2022
	RMB	RMB
		(As restated)
Deferred tax assets:
Advertising expense in excess of deduction limit	58,230	58,723
Accrued expense and other payables	3,349	4,101
Allowance for doubtful accounts	9,163	9,541
Net operating tax loss carry forwards	63,792	73,423
Total deferred tax assets	134,534	145,788
Less: valuation allowance	(134,534)	(145,788)
Net deferred tax assets	—	—

Schedule of movements of the valuation allowance

	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
			(As restated)
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	89,713	120,703	134,534
Allowance made during the year	30,990	18,271	16,910
Reduction due to unrealized NOLs and adjustments	—	—	(5,656)
Decrease due to disposal of subsidiaries	—	(4,440)	—
Balance at end of year	120,703	134,534	145,788

Schedule of net operating tax loss carry forwards

As of December 31, 2022, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2022	4,404
Loss expiring in 2023	29,847
Loss expiring in 2024	33,277
Loss expiring in 2025	46,188
Loss expiring in 2026	73,089
Loss expiring after 2027	146,872
333,677